Business Combination (Tables)	9 Months Ended
Mar. 31, 2020
Business Combination [Abstract]
Schedule of acquisition date fair value of consideration
Preliminary Fair Value
Common shares issued	$17,550

Schedule of fair values of assets acquired and liabilities

Preliminary Fair Value
Cash	$101
Accounts receivable	13
Prepaid expenses	22
Intangible assets and goodwill	23,138
Furniture, fixtures and equipment	15
Accounts payable and accrued expenses	(876)
Fair value of noncontrolling interests	(4,863)
Net assets acquired	$17,550

Schedule of financial information combined results of operations
	Three Months Ended March 31,		Nine Months Ended March 31,
	2020	2019	2020	2019
Revenues	$3,071	$2,328	$9,570	$7,202
Net loss	(5,521)	(2,763)	(14,660)	(7,460)